Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2018
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Critical Accounting Estimates and Judgements
5	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgments are regularly evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The matters described below are considered to be the most critical in understanding the estimates and judgments that are involved in preparing the Group’s consolidated financial statements.

(a) Estimation of oil and gas reserves

Estimates of oil and natural gas reserves are key elements in the Group’s investment decision-making process. They are also an important element in testing for impairment. Changes in proved oil and gas reserves, particularly proved developed reserves, will affect unit-of-production depreciation, depletion and amortization recorded in the Group’s consolidated financial statements for property, plant and equipment related to oil and gas production activities. A reduction in proved developed reserves will increase depreciation, depletion and amortization charges. Proved oil and gas reserves estimates are subject to revision, either upward or downward, based on new information, such as from development drilling and production activities or from changes in economic factors, including product prices, contract terms, evolution of technology or development plans, etc.

(b) Estimation of impairment of property, plant and equipment

Property, plant and equipment, including oil and gas properties, are reviewed for possible impairments when events or changes in circumstances indicate that the carrying amount may not be recoverable. Determination as to whether and how much an asset is impaired involves management estimates and judgments such as the future price of crude oil, refined and chemical products, the operation costs, the product mix, production volumes and the oil and gas reserves. However, the impairment reviews and calculations are based on assumptions that are consistent with the Group’s business plans taking into account current economic conditions. Favorable changes to some assumptions, or not updating assumptions previously made, may allow the Group to avoid the need to impair any assets or make it necessary to reverse an impairment loss recognized in prior periods, whereas unfavorable changes may cause the assets to become impaired. For example, when the assumed future price and production volume of crude oil used for the expected future cash flows are different from the actual price and production volume of crude oil respectively experienced in future, the Group may either over or under recognize the impairment losses for certain assets.

(c) Estimation of asset retirement obligations

Provision is recognized for the future decommissioning and restoration of oil and gas properties. The amount of the provision recognized is the present values of the estimated future expenditures. The estimation of the future expenditures is based on current local conditions and requirements, including legal requirements, technology, price levels, etc. In addition to these factors, the present values of these estimated future expenditures are also impacted by the estimation of the economic lives of oil and gas properties and estimates of discount rates. Changes in any of these estimates will impact the operating results and the financial position of the Group over the remaining economic lives of the oil and gas properties.

(d) Deferred tax assets

According to the requirements of the competent tax authority, the Company paid income taxes of its branches in the eastern and western regions in aggregate. The tax losses recorded by the branches in the eastern region has given rise to deferred tax assets, which may be recoverable from future taxable profits generated by the branches in the eastern region. Any policy adjustments may increase or decrease the amount of tax expenses of the Company.